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                         SUPPLEMENT DATED OCTOBER 1, 1997 TO
                             PROSPECTUS DATED MAY 1, 1997

                  FLEXIBLE PREMIUM UNIVERSAL LIFE INSURANCE POLICIES

                                      ISSUED BY

                          NATIONWIDE LIFE INSURANCE COMPANY

                                     THROUGH ITS

                           NATIONWIDE VLI SEPARATE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective July 11, 1997, the VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST - REAL ESTATE SECURITIES PORTFOLIO (formerly, "Van Kampen American Capital Life Investment Trust - Real Estate Securities Fund") changed its name to the following:

                 VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST -
                   MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

    Accordingly, any and all references in the Prospectus are amended to reflect this name change.